Cover	Jul. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2022
Entity File Number	000-53612
Entity Registrant Name	BONANZA GOLDFIELDS CORP.
Entity Central Index Key	0001439264
Entity Tax Identification Number	26-2723015
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	37th Floor, Singapore Land Tower
Entity Address, City or Town	50 Raffles Place
Entity Address, Country	SG
Entity Address, Postal Zip Code	048623
Country Region	65
City Area Code	682
Local Phone Number	997017
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	BONZ
Entity Emerging Growth Company	false